Inventories - Schedule of Inventory, Current (Detail) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Inventory Disclosure [Abstract]
Bunkers	$ 746,147	$ 1,386,265
Lubricants	1,233,536	1,677,746
Total	$ 1,979,683	$ 3,064,011